Business Combination and Related Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Business Combination
The following table summarizes the preliminary fair value of identifiable assets acquired and liabilities assumed (in thousands):

Cash	$689
Restricted cash	69
Accounts receivable, net	768
Prepaid expenses and other current assets	463
Property and equipment, net	626
Intangible assets:
Developed technology—estimated useful life of 8 years	15,900
Vendor relationship—estimated useful life of 3 years	6,600
Customer relationships—estimated useful life of 3 years	900
Goodwill	51,076
Accounts payable	(266)
Accrued and other current liabilities	(1,540)
Deferred tax liability	(2,477)

Total purchase consideration	$72,808

Schedule of Business Acquisition, Pro Forma Information	The following table includes unaudited pro forma results (in thousands, except per share data):

	December 31,
	2021	2020
Revenue	33,578	21,930
Net (loss)	(107,352)	(139,850)